Property and Equipment, Net (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property and Equipment, Net
Total property and equipment	¥ 45,229	¥ 36,559
Less: Accumulated depreciation and amortization	(9,299)	(2,399)
Total property and equipment, net	35,930	34,160
Depreciation and amortization expenses	6,900	862	¥ 115
Capitalized software
Property and Equipment, Net
Total property and equipment	43,598	34,928
Computers
Property and Equipment, Net
Total property and equipment	999	999
Furniture and fixtures
Property and Equipment, Net
Total property and equipment	632	632
Asset under construction
Property and Equipment, Net
Total property and equipment	¥ 6,386	¥ 28,136